SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares upon exercise
Outstanding at beginning of year	1,134,256	1,453,741	1,736,143
Granted	0	0	0
Forfeited	(30,861)	(28,657)	(59,107)
Exercised	(427,409)	(290,828)	(223,295)
Outstanding at end of year	675,986	1,134,256	1,453,741
Exercisable at end of year	660,986	1,065,498	1,240,005
Vested and expected to vest	675,584	1,132,007	1,442,990
Weighted average exercise price
Outstanding at beginning of year	$ 7.68	$ 7.59	$ 7.26
Granted	0	0	0
Forfeited	16.78	17.47	10.05
Exercised	6.54	6.25	4.36
Outstanding at end of year	7.99	7.68	7.59
Exercisable at end of year	8.04	7.83	8.01
Vested and expected to vest	$ 7.99	$ 7.68	$ 7.61